Acquisitions (Tables)	12 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Schedule of fair values of the assets and liabilities recognised
The fair values of the assets and liabilities recognised at the acquisition date for both the acquisition of the subsidiary, National Grid Renewables, and the joint venture, Emerald, are set out below.

£m
Intangible assets	5
Property, plant and equipment	1
Investment in joint venture – Emerald	90
Cash	2
Other identifiable assets and liabilities	30
Total identifiable assets	128
Goodwill	81
Total consideration transferred	209

Satisfied by:
Contingent consideration – National Grid Renewables	70
Cash consideration – National Grid Renewables	49
Cash consideration – Emerald	90
209